FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2024
Financial Instruments [Abstract]
Schedule of Financial Assets
The Company has classified its financial instruments as follows:

As at	March 31, 2024	March 31, 2023
	$	$
Financial assets, measured at fair value:
Cash	208,992	16,633
Financial assets, measured at amortized cost:
Accounts receivable	254	42
Financial liabilities, measured at amortized cost:
Accounts payable and accrued liabilities	9,805	5,663
Lease liabilities	291	—

Schedule of Financial Liabilities
The Company has classified its financial instruments as follows:

As at	March 31, 2024	March 31, 2023
	$	$
Financial assets, measured at fair value:
Cash	208,992	16,633
Financial assets, measured at amortized cost:
Accounts receivable	254	42
Financial liabilities, measured at amortized cost:
Accounts payable and accrued liabilities	9,805	5,663
Lease liabilities	291	—

Schedule of Changes in Fair Value of Financial Assets
The following table presents the changes in level 3 financial assets for the for two years ended March 31, 2024 :

$
Balance as at March 31, 2022	242
Interest income	18
Change in fair value of investments measured at fair value through profit or loss	(260)
Balance as at March 31, 2023	—
Interest income	—
Change in fair value of investments measured at fair value through profit or loss	—
Balance as at March 31, 2024	—

Schedule of Quantitative Information of Significant Unobservable inputs in Fair Value Measurements
The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

Description	Fair Value as at		Unobservable inputs	Range of inputs	Relationship of unobservable inputs to fair value
	March 31, 2024	March 31, 2023
	$	$
Rx Hybrid Instrument	—	—	Fair value interest rate of loan and conversion feature	10%	Increase/decrease in the fair value rate by 1% would not have a material effect on the fair value of the investment

Disclosure of Monetary Assets and Liabilities Currency Risk Fluctuations
At March 31, 2024, the Company had the following balances in monetary assets and monetary liabilities which are subject to fluctuation against CAD:

Denominated in:	US$000’s	GBP 000’s	EUR 000’s
Cash	148,713	509	425
Accounts payable and accrued liabilities	(343)	(299)	(201)
Lease liability	—	(217)	—
	148,370	(7)	225
Foreign currency rate	1.3550	1.7114	1.4632
Equivalent in Canadian dollars	$201,041	$(12)	$329
Impact of 10% change in foreign currency rate	$20,104	$(1)	$33